Cover	Sep. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No.1 to Form 8-K
Document Period End Date	Sep. 01, 2022
Entity File Number	333-207889
Entity Registrant Name	GROWGENERATION CORP.
Entity Central Index Key	0001604868
Entity Tax Identification Number	46-5008129
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	5619 DTC Parkway
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	800
Local Phone Number	935-8420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.0001
Trading Symbol	GRWG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false